Nov. 07, 2023
First Trust TCW Securitized Plus ETF

1.              Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final sentence of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

2.              Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.

3.              Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Risks of Investing in the Fund – Principal Risks” is hereby deleted in its entirety.